Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts receivable, net
Receivables for technical service fees from borrowers and financial partners		¥ 56,020	¥ 40,587
Receivables for marketplace service fees from asset management companies		1,234	1,236
Receivables for marketplace service fees from insurance companies and others		4,243	161
Total accounts receivable		61,497	41,984
Allowance for doubtful accounts		(13,845)	(5,428)	¥ (490)
Accounts receivable, net	$ 6,931	¥ 47,652	¥ 36,556